Equity-Based Compensation (CPE Inc. only) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation plans
Recognized compensation expense	$ 8,016,000	$ 11,796,000	$ 8,796,000
Total ESPP compensation expense	8,016,000	11,796,000	8,796,000
Employee stock purchase plan
Share-based compensation plans
Maximum number of shares reserved for sale (in shares)	500,000
Minimum term of service for eligibility	6 months
Minimum hours of service completed per calendar year for eligibility	1000 hours
Maximum contribution of eligible earnings by participating employees per pay period	200
Maximum contribution of eligible earnings by participating employees per plan year	4,800
Percentage of purchase price of common stock purchased under ESPP to fair market value of common stock on offering date	90.00%
Percentage of purchase price of common stock purchased under ESPP to fair market value of common stock on last day of option period	90.00%
Unrecognized compensation cost	200,000	300,000	300,000
Recognized compensation expense	400,000	100,000	100,000
Total ESPP compensation expense	$ 600,000	$ 400,000	$ 400,000
Assumptions:
Weighted-average fair value (per award)	$ 4.28	$ 5.51	$ 6.04
Risk-free interest rate (as a percent)	0.10%	0.20%	0.10%
Expected option life	1 year	1 year	1 year
Expected volatility (as a percent)	33.10%	44.70%	43.00%